FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 30, 2018
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS:

Disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk, liquidity risk, foreign currency risk and interest rate risk, as well as risks arising from commodity prices, and how the Company manages those risks, are included in the section entitled “Financial risk management” of the Management’s Discussion and Analysis of the Company’s operations, financial performance and financial position as at December 30, 2018 and December 31, 2017. Accordingly, these disclosures are incorporated into these consolidated financial statements by cross-reference.

(a)	Financial instruments - carrying amounts and fair values:
The carrying amounts and fair values of financial assets and liabilities included in the consolidated statements of financial position are as follows:

	December 30, 2018	December 31, 2017

Financial assets
Amortized cost:
Cash and cash equivalents	$46,657	$52,795
Trade accounts receivable	317,159	243,365
Financial assets included in prepaid expenses, deposits and other current assets	39,789	28,711
Long-term non-trade receivables included in other non-current assets	2,771	2,781
Derivative financial assets included in prepaid expenses, deposits and other current assets	17,792	16,920

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities (1)	$332,543	$255,832
Long-term debt - bearing interest at variable rates	469,000	430,000
Long-term debt - bearing interest at fixed rates (2)	200,000	200,000
Derivative financial liabilities included in accounts payable and accrued liabilities	14,442	2,644
(1) Accounts payable and accrued liabilities include balances payable of $33.0 million (December 31, 2017 - nil) under supply-chain financing arrangements (reverse factoring) with a financial institution, whereby receivables due from the Company to certain suppliers can be collected by the suppliers from a financial institution before their original due date. These balances are classified as accounts payable and accrued liabilities and the related payments as cash flows from operating activities, given the principal business purpose of the arrangement is to provide funding to the supplier and not the Company, the arrangement does not significantly extend the payment terms beyond the normal terms agreed with other suppliers, and no additional deferral or special guarantees to secure the payments are included in the arrangement.
(2) The fair value of the long-term debt bearing interest at fixed rates was $189.5 million as at December 30, 2018 (December 31, 2017 - $197.6 million).

Short-term financial assets and liabilities
The Company has determined that the fair value of its short-term financial assets and liabilities approximates their respective carrying amounts as at the reporting dates due to the short-term maturities of these instruments, as they bear variable interest-rates or because the terms and conditions are comparable to current market terms and conditions for similar items.

Non-current assets and long-term debt bearing interest at variable rates
The fair values of the long-term non-trade receivables included in other non-current assets and the Company’s long-term debt bearing interest at variable rates also approximate their respective carrying amounts because the interest rates applied to measure their carrying amounts approximate current market interest rates.

14. FINANCIAL INSTRUMENTS (continued):

(a)	Financial instruments - carrying amounts and fair values (continued):

Long-term debt bearing interest at fixed rates
The fair value of the long-term debt bearing interest at fixed rates is determined using the discounted future cash flows method and at discount rates based on yield to maturities for similar issuances. The fair value of the long-term debt bearing interest at fixed rates was measured using Level 2 inputs in the fair value hierarchy. In determining the fair value of the long-term debt bearing interest at fixed rates, the Company takes into account its own credit risk and the credit risk of the counterparties.

Derivatives
Derivative financial instruments (most of which are designated as effective hedging instruments) consist of foreign exchange and commodity forward, option, and swap contracts, as well as floating-to-fixed interest rate swaps to fix the variable interest rates on a designated portion of borrowings under the term loan and unsecured notes. The fair value of the forward contracts is measured using a generally accepted valuation technique which is the discounted value of the difference between the contract’s value at maturity based on the rate set out in the contract and the contract’s value at maturity based on the rate that the counterparty would use if it were to renegotiate the same contract terms at the measurement date under current conditions. The fair value of the option contracts is measured using option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs, including volatility estimates and option adjusted credit spreads. The fair value of the interest rate swaps is determined based on market data, by measuring the difference between the fixed contracted rate and the forward curve for the applicable floating interest rates.

The Company also has a total return swap (“TRS”) outstanding that is intended to reduce the variability of net earnings associated with deferred share units, which are settled in cash. The TRS is not designated as a hedging instrument and, therefore, the fair value adjustment at the end of each reporting period is recognized in selling, general and administrative expenses. The fair value of the TRS is measured by reference to the market price of the Company’s common shares, at each reporting date. The TRS has a one-year term, may be extended annually, and the contract allows for early termination at the option of the Company. As at December 30, 2018, the notional amount of TRS outstanding was 259,897 shares.

Derivative financial instruments were measured using Level 2 inputs in the fair value hierarchy. In determining the fair value of derivative financial instruments the Company takes into account its own credit risk and the credit risk of the counterparties.

(b) Derivative financial instruments - hedge accounting:
During fiscal 2018, the Company entered into foreign exchange and commodity forward, option, and swap contracts in order to minimize the exposure of forecasted cash inflows and outflows in currencies other than the U.S. dollar and to manage its exposure to movements in commodity prices, as well as floating-to-fixed interest rate swaps to fix the variable interest rates on a designated portion of borrowings under the term loan and unsecured notes.
The forward foreign exchange contracts were designated as cash flow hedges and qualified for hedge accounting. The forward foreign exchange contracts outstanding as at December 30, 2018 consisted primarily of contracts to reduce the exposure to fluctuations in Canadian dollars, Euros, Australian dollars, Pounds sterling, and Mexican pesos against the U.S. dollar.
Most commodity forward, option, and swap contracts were designated as cash flow hedges and qualified for hedge accounting. The commodity contracts outstanding as at December 30, 2018 consisted primarily of forward, collar, and swap contracts to reduce the exposure to movements in commodity prices.
The floating-to-fixed interest rate swaps were designated as cash flow hedges and qualified for hedge accounting. The floating-to-fixed interest rate swaps contracts outstanding as at December 30, 2018 served to fix the variable interest rates on the designated interest payments of a portion of the Company's long term debt.

14. FINANCIAL INSTRUMENTS (continued):

(b) Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s commitments to buy and sell foreign currencies as at December 30, 2018:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months
Cash flow hedges:
Forward foreign exchange contracts:
Sell GBP/Buy USD	28,510	1.3224	$37,703	$1,366	$—	$1,366
Sell EUR/Buy USD	31,578	1.1892	37,551	1,004	(19)	985
Sell CAD/Buy USD	33,114	0.7784	25,776	1,369	—	1,369
Buy CAD/Sell USD	62,921	0.7583	47,712	—	(1,180)	(1,180)
Sell AUD/Buy USD	7,941	0.7304	5,800	198	—	198
Buy MXN/Sell USD	79,275	0.0475	3,766	162	—	162
			$158,308	$4,099	$(1,199)	$2,900

The following table summarizes the Company's commodity contracts outstanding as at December 30, 2018:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months
Cash flow hedges:

Forward contracts	Cotton	76.0 million pounds	$336	$(3,173)	$(2,837)
Swap contracts	Synthetic fibres	147.7 million pounds	—	(5,516)	(5,516)
Swap & option contracts	Energy	290,000 barrels	145	(2,469)	(2,324)
			$481	$(11,158)	$(10,677)
(1) Notional amounts are not in thousands.

The total notional amount of commodity contracts outstanding as at December 30, 2018 for which hedge accounting is not applied is 81.2 million pounds. The carrying and fair value of these contracts are recorded as prepaid expenses, deposits and other current assets ($0.3 million) and accounts payable and accrued liabilities ($1.0 million).

14. FINANCIAL INSTRUMENTS (continued):

(b) Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding as at December 30, 2018:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Cash flow hedges:
$150,000	June 17, 2021	Pay fixed rate / receive floating rate	0.96%	US LIBOR	$5,500	$—
75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	—	(521)
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	3,070	—
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	4,382	—
					$12,952	$(521)

As the Company amended its unsecured term loan of $300 million to extend its maturity date from June 2021 to April 2023 in March 2018, it entered into new floating-to-fixed interest rate swap contracts which expire in April 30, 2023 relating to a $75 million portion of the notional borrowing, as an extension to the $150 million contract which matures on June 17, 2021.

The following table summarizes the Company’s hedged items as at December 30, 2018:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)
Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$2,752	$(2,752)
Forecast expenses	—	—	(897)	897

Commodity risk:
Forecast purchases	—	—	(10,677)	10,677

Interest rate risk:
Forecast interest payments	—	—	12,204	(12,204)
	$—	$—	$3,382	$(3,382)

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.

14. FINANCIAL INSTRUMENTS (continued):

(c)	Financial expenses, net:

	2018	2017

Interest expense on financial liabilities recorded at amortized cost (1)	$24,757	$17,126
Bank and other financial charges	7,472	8,025
Interest accretion on discounted provisions	299	311
Foreign exchange gain	(1,483)	(1,276)
	$31,045	$24,186

(1) Net of capitalized borrowing costs of $0.7 million (2017 - $1.2 million).

(d)	Hedging components of other comprehensive income (“OCI”):

	2018	2017

Net gain (loss) on derivatives designated as cash flow hedges:
Foreign currency risk	$6,740	$(6,076)
Commodity price risk	698	11,087
Interest rate risk	102	425

Income taxes	(67)	60

Amounts reclassified from OCI to inventory, related to commodity price risk	(13,303)	(33,294)

Amounts reclassified from OCI to net earnings, related to foreign currency risk, and included in:
Net sales	(1,864)	1,626
Cost of sales	(307)	(1,042)
Selling, general and administrative expenses	51	(2,087)
Financial expenses, net	(2,224)	2,234
Income taxes	16	(4)
Cash flow hedging loss	$(10,158)	$(27,071)

The change in the time value element of option and swap contracts designated as cash flow hedges to reduce the exposure in movements of commodity prices was not significant for the years ended December 30, 2018 and December 31, 2017.

The change in the forward element of derivatives designated as cash flow hedges to reduce foreign currency risk was not significant for the years ended December 30, 2018 and December 31, 2017.

Approximately $1.4 million of net gains presented in accumulated other comprehensive income are expected to be reclassified to inventory or net earnings within the next twelve months.